UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value

Aerospace and defense (0.8%)

Kratos Defense & Security Solutions, Inc.(NON)	8,753	$68,098

Orbital ATK, Inc.	1,575	154,350

		222,448
Airlines (1.6%)

Alaska Air Group, Inc.	1,625	149,858

Hawaiian Holdings, Inc.(NON)	2,270	105,442

JetBlue Airways Corp.(NON)	4,175	86,047

Spirit Airlines, Inc.(NON)	2,570	136,390

		477,737
Auto components (1.3%)

Cooper-Standard Holding, Inc.(NON)	1,198	132,894

Goodyear Tire & Rubber Co. (The)	3,315	119,340

Stoneridge, Inc.(NON)	6,819	123,697

		375,931
Banks (10.9%)

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	1,991	55,230

Cardinal Financial Corp.	3,054	91,437

Chemical Financial Corp.	2,133	109,103

Customers Bancorp, Inc.(NON)	3,907	123,188

East West Bancorp, Inc.	5,990	309,132

FCB Financial Holdings, Inc. Class A(NON)	3,593	178,033

First BanCorp. (Puerto Rico)(NON)	23,833	134,656

First Community Bancshares, Inc.	2,823	70,490

Flushing Financial Corp.	3,285	88,268

Franklin Financial Network, Inc.(NON)	3,126	121,133

Great Southern Bancorp, Inc.	2,430	122,715

Hanmi Financial Corp.	5,629	173,092

Hope Bancorp, Inc	7,831	150,120

Horizon Bancorp	2,856	74,884

MainSource Financial Group, Inc.	3,455	113,773

Pacific Premier Bancorp, Inc.(NON)	2,948	113,645

Peoples Bancorp, Inc.	2,554	80,860

Popular, Inc. (Puerto Rico)	4,953	201,736

TCF Financial Corp.	7,353	125,148

Texas Capital Bancshares, Inc.(NON)	1,680	140,196

United Community Banks, Inc./GA	3,633	100,598

Webster Financial Corp.	2,875	143,865

Western Alliance Bancorp(NON)	2,616	128,419

Zions Bancorporation	4,432	186,144

		3,135,865
Biotechnology (4.4%)

Acceleron Pharma, Inc.(NON)	620	16,411

Alder Biopharmaceuticals, Inc.(NON)(S)	2,355	48,984

Alkermes PLC(NON)	1,310	76,635

Ardelyx, Inc.(NON)	3,614	45,717

Array BioPharma, Inc.(NON)(S)	5,590	49,975

Axovant Sciences, Ltd. (Bermuda)(NON)(S)	1,670	24,950

Biospecifics Technologies Corp.(NON)	1,351	74,035

Clovis Oncology, Inc.(NON)	1,485	94,550

CytomX Therapeutics, Inc.(NON)	3,270	56,473

Eagle Pharmaceuticals, Inc.(NON)(S)	1,540	127,728

Emergent BioSolutions, Inc.(NON)	3,742	108,668

Exelixis, Inc.(NON)	3,260	70,644

FivePrime Therapeutics, Inc.(NON)	1,293	46,742

Halozyme Therapeutics, Inc.(NON)	2,940	38,102

Kite Pharma, Inc.(NON)(S)	780	61,222

Lexicon Pharmaceuticals, Inc.(NON)(S)	1,555	22,299

Ligand Pharmaceuticals, Inc.(NON)	674	71,336

MiMedx Group, Inc.(NON)	7,069	67,368

Neurocrine Biosciences, Inc.(NON)	1,062	45,985

Prothena Corp. PLC (Ireland)(NON)(S)	1,222	68,175

Puma Biotechnology, Inc.(NON)	570	21,204

Ultragenyx Pharmaceutical, Inc.(NON)(S)	800	54,224

		1,291,427
Building products (1.7%)

Continental Building Products, Inc.(NON)	4,391	107,580

NCI Building Systems, Inc.(NON)	4,685	80,348

Patrick Industries, Inc.(NON)	1,456	103,230

PGT Innovations, Inc.(NON)	20,246	217,645

		508,803
Capital markets (1.2%)

AllianceBernstein Holding LP	2,969	67,842

E*Trade Financial Corp.(NON)	3,521	122,848

Piper Jaffray Cos.	2,346	149,792

		340,482
Chemicals (3.9%)

American Vanguard Corp.	3,872	64,275

Cabot Corp.	2,077	124,433

Chase Corp.	928	88,531

FMC Corp.	2,525	175,715

Koppers Holdings, Inc.(NON)	2,009	85,081

Kraton Corp.(NON)	2,698	83,422

Minerals Technologies, Inc.	1,246	95,444

Orion Engineered Carbons SA (Luxembourg)	7,834	160,597

Trinseo SA	2,032	136,347

W.R. Grace & Co.	1,810	126,175

		1,140,020
Commercial services and supplies (2.1%)

ACCO Brands Corp.(NON)	11,853	155,867

CECO Environmental Corp.	4,570	48,031

Deluxe Corp.	1,004	72,459

Ennis, Inc.	4,420	75,140

Stericycle, Inc.(NON)	1,065	88,278

Tetra Tech, Inc.	4,137	168,996

		608,771
Communications equipment (2.1%)

Applied Optoelectronics, Inc.(NON)(S)	2,492	139,926

Arista Networks, Inc.(NON)	665	87,960

Ciena Corp.(NON)	3,016	71,208

InterDigital, Inc./PA	2,029	175,103

Netscout Systems, Inc.(NON)	3,775	143,261

		617,458
Construction and engineering (4.2%)

AECOM(NON)	4,055	144,317

Argan, Inc.	1,688	111,661

Dycom Industries, Inc.(NON)(S)	1,926	179,022

Granite Construction, Inc.	2,190	109,916

MasTec, Inc.(NON)	5,938	237,817

Primoris Services Corp.	2,395	55,612

Quanta Services, Inc.(NON)	6,068	225,183

Tutor Perini Corp.(NON)	5,175	164,565

		1,228,093
Construction materials (1.1%)

Summit Materials, Inc. Class A(NON)	9,244	228,419

U.S. Concrete, Inc.(NON)(S)	1,435	92,629

		321,048
Consumer finance (1.8%)

Encore Capital Group, Inc.(NON)	2,429	74,813

Nelnet, Inc. Class A	3,434	150,615

OneMain Holdings, Inc.(NON)	2,695	66,971

SLM Corp.(NON)	20,270	245,267

		537,666
Containers and packaging (0.4%)

Owens-Illinois, Inc.(NON)	5,415	110,358

		110,358
Diversified consumer services (0.3%)

K12, Inc.(NON)	4,380	83,877

		83,877
Diversified telecommunication services (0.5%)

Cogent Communications Holdings, Inc.	2,059	88,640

Vonage Holdings Corp.(NON)	9,435	59,629

		148,269
Electrical equipment (1.0%)

AZZ, Inc.	1,275	75,863

EnerSys	919	72,546

Sensata Technologies Holding NV(NON)(S)	3,059	133,587

		281,996
Electronic equipment, instruments, and components (1.3%)

Belden, Inc.	705	48,779

Littelfuse, Inc.	626	100,104

Plexus Corp.(NON)	2,073	119,819

SYNNEX Corp.	861	96,380

		365,082
Energy equipment and services (0.3%)

Oil States International, Inc.(NON)	2,894	95,936

		95,936
Equity real estate investment trusts (REITs) (5.6%)

Agree Realty Corp.	1,551	74,386

Ashford Hospitality Trust, Inc.	7,833	49,896

Brandywine Realty Trust	4,299	69,773

CBL & Associates Properties, Inc.	4,325	41,261

Chesapeake Lodging Trust	3,185	76,313

Colony NorthStar, Inc. Class A	6,272	80,972

Community Healthcare Trust, Inc.	3,125	74,688

DiamondRock Hospitality Co.	7,920	88,308

Hersha Hospitality Trust	1,790	33,634

Investors Real Estate Trust(S)	5,830	34,572

LaSalle Hotel Properties	2,000	57,900

Lexington Realty Trust	10,776	107,544

LTC Properties, Inc.	1,068	51,157

National Health Investors, Inc.	1,540	111,850

Omega Healthcare Investors, Inc.	2,747	90,624

One Liberty Properties, Inc.	2,227	52,023

Ramco-Gershenson Properties Trust	3,029	42,467

Ryman Hospitality Properties	935	57,811

Select Income REIT	2,409	62,128

STAG Industrial, Inc.	3,320	83,066

Summit Hotel Properties, Inc.	8,097	129,390

Uniti Group, Inc.	5,443	140,702

Universal Health Realty Income Trust	456	29,412

		1,639,877
Food and staples retail (0.4%)

SpartanNash Co.	3,328	116,447

		116,447
Food products (0.8%)

Nomad Foods, Ltd. (United Kingdom)(NON)	7,805	89,367

Sanderson Farms, Inc.(S)	1,525	158,356

		247,723
Gas utilities (0.5%)

UGI Corp.	2,867	141,630

		141,630
Health-care equipment and supplies (3.0%)

DexCom, Inc.(NON)	573	48,550

Globus Medical, Inc. Class A(NON)	2,643	78,286

Halyard Health, Inc.(NON)	1,619	61,668

ICU Medical, Inc.(NON)	1,304	199,121

Integer Holdings Corp.(NON)	2,958	118,912

Penumbra, Inc.(NON)	2,130	177,749

Spectranetics Corp. (The)(NON)	2,718	79,162

STERIS PLC (United Kingdom)	1,688	117,248

		880,696
Health-care providers and services (1.4%)

Aceto Corp.	2,519	39,825

Envision Healthcare Corp.(NON)	447	27,410

HealthEquity, Inc.(NON)	1,265	53,699

HealthSouth Corp.	1,203	51,500

Landauer, Inc.	1,439	70,151

Molina Healthcare, Inc.(NON)	960	43,776

Premier, Inc. Class A(NON)	3,830	121,909

		408,270
Health-care technology (1.5%)

Evolent Health, Inc. Class A(NON)	11,790	262,917

Veeva Systems, Inc. Class A(NON)(S)	3,320	170,250

		433,167
Hotels, restaurants, and leisure (2.0%)

Cheesecake Factory, Inc. (The)	1,430	90,605

Marriott Vacations Worldwide Corp.	1,423	142,200

Penn National Gaming, Inc.(NON)	7,766	143,127

Wyndham Worldwide Corp.	2,300	193,867

		569,799
Household durables (1.3%)

CalAtlantic Group, Inc.	2,405	90,067

Century Communities, Inc.(NON)	2,740	69,596

Ethan Allen Interiors, Inc.	1,513	46,373

LGI Homes, Inc.(NON)(S)	5,430	184,131

		390,167
Independent power and renewable electricity producers (0.1%)

Dynegy, Inc.(NON)	5,115	40,204

		40,204
Insurance (2.0%)

American Equity Investment Life Holding Co.	9,170	216,687

Amtrust Financial Services, Inc.	2,751	50,783

CNO Financial Group, Inc.	4,500	92,250

Employers Holdings, Inc.	4,432	168,194

Heritage Insurance Holdings, Inc.	4,328	55,269

		583,183
Internet and direct marketing retail (0.4%)

FTD Cos., Inc.(NON)	3,010	60,621

Groupon, Inc.(NON)(S)	13,535	53,193

		113,814
Internet software and services (4.3%)

2U, Inc.(NON)(S)	3,445	136,629

Blucora, Inc.(NON)	7,130	123,349

Box, Inc. Class A(NON)(S)	5,520	90,031

Carbonite, Inc.(NON)	6,360	129,108

IAC/InterActive Corp.(NON)	2,740	201,993

Instructure, Inc.(NON)	5,629	131,719

J2 Cloud Services, LLC(S)	1,852	155,401

New Relic, Inc.(NON)	1,610	59,683

Shopify, Inc. Class A (Canada)(NON)	1,992	135,635

Stamps.com, Inc.(NON)	674	79,768

		1,243,316
IT Services (0.9%)

CACI International, Inc. Class A(NON)	1,440	168,912

Perficient, Inc.(NON)	4,953	85,984

		254,896
Leisure products (0.8%)

Brunswick Corp.	2,965	181,458

MCBC Holdings, Inc.	2,957	47,815

		229,273
Life sciences tools and services (1.2%)

Albany Molecular Research, Inc.(NON)	6,796	95,348

Cambrex Corp.(NON)	1,563	86,043

INC Research Holdings, Inc. Class A(NON)	1,529	70,105

VWR Corp.(NON)	3,424	96,557

		348,053
Machinery (3.1%)

Columbus McKinnon Corp./NY	4,525	112,311

Douglas Dynamics, Inc.	2,117	64,886

Greenbrier Cos., Inc. (The)(S)	5,397	232,611

Hillenbrand, Inc.	3,120	111,852

Standex International Corp.	1,015	101,652

Terex Corp.	2,809	88,203

Wabash National Corp.	4,144	85,739

Wabtec Corp.(S)	1,375	107,250

		904,504
Marine (0.1%)

Matson, Inc.	1,174	37,286

		37,286
Media (0.7%)

Liberty Media Corp.-Liberty SiriusXM Class C(NON)	2,300	89,194

Regal Entertainment Group Class A(S)	4,446	100,391

		189,585
Metals and mining (1.1%)

AK Steel Holding Corp.(NON)	6,170	44,362

Reliance Steel & Aluminum Co.	2,595	207,652

United States Steel Corp.	1,705	57,646

		309,660
Mortgage real estate investment trusts (REITs) (1.4%)

Apollo Commercial Real Estate Finance, Inc.	4,434	83,404

Chimera Investment Corp.	6,533	131,836

CYS Investments, Inc.	4,391	34,908

MFA Financial, Inc.	3,789	30,615

New Residential Investment Corp.	7,695	130,661

		411,424
Multi-utilities (0.5%)

Vectren Corp.	2,255	132,166

		132,166
Oil, gas, and consumable fuels (2.5%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	7,589	91,447

Callon Petroleum Co.(NON)	7,523	99,003

Diamondback Energy, Inc.(NON)	736	76,334

Gulfport Energy Corp.(NON)	2,822	48,510

Northern Oil and Gas, Inc.(NON)	11,679	30,365

QEP Resources, Inc.(NON)	6,885	87,508

Ring Energy, Inc.(NON)	12,050	130,381

SRC Energy, Inc.(NON)	19,715	166,395

		729,943
Paper and forest products (0.9%)

Domtar Corp.	2,861	104,484

KapStone Paper and Packaging Corp.	7,179	165,835

		270,319
Pharmaceuticals (2.5%)

ANI Pharmaceuticals, Inc.(NON)	1,039	51,441

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)	9,831	21,038

Depomed, Inc.(NON)(S)	1,961	24,611

Horizon Pharma PLC(NON)	6,050	89,419

Jazz Pharmaceuticals PLC(NON)	621	90,126

Lannett Co., Inc.(NON)(S)	2,026	45,281

Medicines Co. (The)(NON)(S)	2,647	129,438

Pacira Pharmaceuticals, Inc.(NON)	2,373	108,209

Prestige Brands Holdings, Inc.(NON)	910	50,560

Sucampo Pharmaceuticals, Inc. Class A(NON)	4,619	50,809

TherapeuticsMD, Inc.(NON)	3,625	26,100

Zynerba Pharmaceuticals, Inc.(NON)	2,270	45,627

		732,659
Professional services (1.1%)

ICF International, Inc.(NON)	4,057	167,554

Navigant Consulting, Inc.(NON)	6,322	144,521

		312,075
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	3,051	181,382

		181,382
Semiconductors and semiconductor equipment (7.1%)

Advanced Energy Industries, Inc.(NON)	3,412	233,927

Ambarella, Inc.(NON)	865	47,324

Cavium, Inc.(NON)	1,310	93,875

CEVA, Inc.(NON)	5,485	194,718

FormFactor, Inc.(NON)	13,844	164,051

Integrated Device Technology, Inc.(NON)	3,277	77,567

MaxLinear, Inc. Class A(NON)	5,875	164,794

MKS Instruments, Inc.	3,291	226,256

Monolithic Power Systems, Inc.	1,451	133,637

ON Semiconductor Corp.(NON)	7,213	111,729

Power Integrations, Inc.	1,352	88,894

Semtech Corp.(NON)	873	29,507

Silicon Laboratories, Inc.(NON)	861	63,327

Teradyne, Inc.	3,365	104,652

Tower Semiconductor, Ltd. (Israel)(NON)	9,975	229,924

Xperi Corp.	2,732	92,751

		2,056,933
Software (2.6%)

Fortinet, Inc.(NON)	2,345	89,931

Gigamon, Inc.(NON)	1,296	46,073

Proofpoint, Inc.(NON)	1,257	93,471

PROS Holdings, Inc.(NON)	3,435	83,093

QAD, Inc. Class A	2,640	73,524

RealPage, Inc.(NON)	3,285	114,647

ServiceNow, Inc.(NON)	1,085	94,905

Take-Two Interactive Software, Inc.(NON)	830	49,194

Tyler Technologies, Inc.(NON)	482	74,498

Zendesk, Inc.(NON)	1,838	51,538

		770,874
Specialty retail (0.5%)

American Eagle Outfitters, Inc.	6,105	85,653

Chico's FAS, Inc.	4,613	65,505

		151,158
Technology hardware, storage, and peripherals (1.3%)

Cray, Inc.(NON)	2,875	62,963

NCR Corp.(NON)	4,913	224,426

Super Micro Computer, Inc.(NON)	3,965	100,513

		387,902
Textiles, apparel, and luxury goods (1.1%)

Hanesbrands, Inc.(S)	3,660	75,982

Oxford Industries, Inc.	861	49,301

Perry Ellis International, Inc.(NON)	3,765	80,872

Steven Madden, Ltd.(NON)	1,544	59,521

Wolverine World Wide, Inc.	2,489	62,150

		327,826
Thrifts and mortgage finance (2.1%)

BofI Holding, Inc.(NON)(S)	3,645	95,244

Federal Agricultural Mortgage Corp. Class C	2,560	147,379

HomeStreet, Inc.(NON)	3,790	105,931

Meta Financial Group, Inc.	1,982	175,407

Radian Group, Inc.	4,926	88,471

		612,432
Tobacco (0.3%)

Vector Group, Ltd.(S)	4,645	96,616

		96,616
Trading companies and distributors (0.2%)

Beacon Roofing Supply, Inc.(NON)	1,293	63,564

		63,564

Total common stocks (cost $23,353,071)		$28,210,090

INVESTMENT COMPANIES (2.0%)(a)
	Shares	Value

Fifth Street Finance Corp.	35,986	$166,255

Hercules Capital, Inc.	5,891	89,131

Medley Capital Corp.	7,849	60,359

PennantPark Investment Corp.	17,525	142,654

Solar Capital, Ltd.	5,101	115,334

Total investment companies (cost $564,444)		$573,733

SHORT-TERM INVESTMENTS (10.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	2,584,123	$2,584,123

Putnam Short Term Investment Fund 0.87%(AFF)	414,073	414,073

Total short-term investments (cost $2,998,196)		$2,998,196

TOTAL INVESTMENTS

Total investments (cost $26,915,711)(b)		$31,782,019

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,155,292.
(b)	The aggregate identified cost on a tax basis is $26,944,792, resulting in gross unrealized appreciation and depreciation of $5,559,059 and $721,832, respectively, or net unrealized appreciation of $4,837,227.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$2,678,453	$3,890,671	$3,985,001	$6,692	$2,584,123
	Putnam Short Term Investment Fund**	680,657	2,433,978	2,700,562	799	414,073
	Totals	$3,359,110	$6,324,649	$6,685,563	$7,491	$2,998,196
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,584,123, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,524,079.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,431,430	$—	$—
Consumer staples	460,786	—	—
Energy	825,879	—	—
Financials	5,621,052	—	—
Health care	4,094,272	—	—
Industrials	4,645,277	—	—
Information technology	5,696,461	—	—
Materials	2,151,405	—	—
Real estate	1,821,259	—	—
Telecommunication services	148,269	—	—
Utilities	314,000	—	—
Total common stocks	28,210,090	—	—
Investment companies	573,733	—	—
Short-term investments	414,073	2,584,123	—

Totals by level	$29,197,896	$2,584,123	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017